Summary of Significant Accounting Policies - Accounts Receivable and Inventory (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning	$ 438	$ 1,608	$ 1,608	$ 1,477
Provision for bad debts	183	$ 143	232	340
Write offs and recoveries			(1,402)	(82)	$ 1,000
Allowance for doubtful accounts, ending			438	1,608	$ 1,477
Interest income on litigation			175
Inventory
Raw materials	13,499		11,326	7,705
Work in process and semi-finished goods	12,497		6,039	3,762
Finished goods	9,273		12,205	7,338
Inventory	$ 35,269		$ 29,570	$ 18,805